REVOLVING CREDIT FACILITY AND TERM LOAN (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 15, 2024	Jun. 20, 2023	Dec. 31, 2022	Dec. 31, 2015
Line of Credit Facility [Line Items]
Line of credit			$ 0			$ 18,349,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Revolving line of credit			$ 60,000,000	$ 80,000,000		$ 60,000,000	$ 60,000,000
Unfunded capital expenditures requirement removed					$ 20,000,000
Sublimit removed					$ 9,000,000
Credit Facility, collateral		The Credit Facility is collateralized by substantially all the assets of the Company and matures March 15, 2029.	The Credit Facility is collateralized by substantially all the assets of the Company and matures December 31, 2025.
Line of credit	$ 0	$ 0	$ 0
Line of credit				$ 25,000,000
Date the credit facility matures	Mar. 31, 2029
Revolving Credit Facility | SOFR
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)		9.28%	8.40%
Revolving Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)		2.00%	2.00%